Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable, trade [Abstract]
Schedule of Accounts receivable, trade
	December 31,
	2014	2013

Accounts receivable	$910	$48,161
Allowance for doubtful accounts	-	(98)
	$910	$48,063

Schedule of movements in allowance for doubtful accounts
	2014	2013

Balance at the beginning of the year	$98	$-
Addition	-	98
Disposal of a subsidiary	(98)	-
Balance at the end of the year	$-	$98